Offerings - Offering: 1	Aug. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares
Amount Registered | shares	18,000,000
Proposed Maximum Offering Price per Unit	7.41
Maximum Aggregate Offering Price	$ 133,380,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 18,419.78
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional securities that may be offered or issued by the Registrant in connection with any stock split, stock dividend or similar transaction.
(2)
Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $7.41 per share, the average of the high and low prices of the Registrant’s Common Shares on August 8, 2026, as reported on the New York Stock Exchange.